Financial Risk Management Objectives and Policies	6 Months Ended
Jun. 30, 2026
Financial Risk Management [Abstract]
Financial Risk Management Objectives and Policies
10.
Financial Risk Management Objectives and Policies

The Company’s financial instruments comprise cash and cash equivalents, other receivables, trade payables and accrued liabilities and warrant liability. The main purpose of these financial instruments is to raise finance to fund operations.

The Company does not enter into any derivative transactions.

The Company’s risk exposures and the impact on the Company’s financial instruments are summarized below:

Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets. With respect to credit risk arising from financial assets of the Company, which comprise cash and minimal receivables, the Company’s exposure to credit risk arises from default of counterparties, with a maximum exposure equal to the carrying amount of these instruments. Cash and cash equivalents are held with high credit quality financial institutions. Management believes that the credit risk concentration with respect to these financial instruments is remote.

Liquidity risk

The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at June 30, 2026, the Company had a cash and cash equivalents balance of $75,710,452 (December 31, 2025 - $27,779,666) to settle current liabilities of $1,810,920 (December 31, 2025 - $2,722,864).

Market risk

Market risk is the risk that changes in market prices, such as interest rates, foreign exchange rates and equity prices will affect the Company’s income or the value of its holdings of financial instruments.

(a)
Interest rate risk

The Company has cash and cash equivalent balances as at June 30, 2026. The Company considers interest rate risk to be minimal as cash is held on deposit at major financial institutions.

(b)
Foreign currency risk

Foreign currency risk is created by fluctuations in the fair value or cash flows of financial instruments due to changes in foreign exchange rates and exposure as a result of investment in its foreign subsidiary. The Company’s foreign currency risk arises primarily with respect to the Canadian dollar and Brazilian Reais. Fluctuations in the exchange rates between these currencies and the US dollar could have a material impact on the Company’s business, financial condition and results of operations. The Company does not engage in hedging activity to mitigate this risk.

The following summary illustrates the fluctuations in the exchange rates applied during the six months ended June 30, 2026:

	Average rate	Closing rate
CAD	0.7098	0.7037
BRL	0.1940	0.1932

A $0.01 strengthening or weakening of the US dollar against the Canadian dollar at June 30, 2026 would result in an increase or decrease in operating loss of $2,805 and an increase or decrease in other comprehensive income of approximately $nil. A $0.01 strengthening or weakening of the US dollar against the Brazilian Real would result in an increase or decrease in operating loss of approximately $nil and an increase or decrease in other comprehensive loss in the condensed interim consolidated statements of loss and other comprehensive loss of approximately $4,553,000.

10.
Financial Risk Management Objectives and Policies (continued)
(c)
Capital management

The Company manages its capital to ensure that it will be able to continue as a going concern in order to support the ongoing exploration and development of its mineral property in Brazil and to provide sufficient working capital to meet its ongoing obligations.

In the management of capital, the Company includes the components of shareholders’ equity, cash and cash equivalents, as well as short-term investments (if any).

The Company manages its capital structure and makes adjustments to it in accordance with the aforementioned objectives, as well as, in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust its capital structure, the Company may issue new shares, acquire or dispose of assets and adjust the amount of cash and cash equivalents and short-term investments. There is no dividend policy. The Company is not subject to any externally imposed capital requirements, nor is its subsidiary in Brazil. There were no changes to the Company’s capital management during the six months ended June 30, 2026 or the year ended December 31, 2025.